Retirement Plans (Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets, beginning	$ 5,461
Fair value of plan assets, ending	4,863	$ 5,461
Noncurrent asset	33	377
Noncurrent liability	(662)	(564)
U.S. Plans [Member]
Change in projected benefit obligation [Roll Forward]
Projected benefit obligation, beginning	4,336	3,863
Service cost	69	59	$ 70
Interest cost	182	182	167
Actuarial (gain) loss	137	415
Benefits paid	(181)	(174)
Settlements	(205)	(14)
Acquisitions (Divestitures), net	(70)	0
Foreign currency translation and other	(5)	5
Projected benefit obligation, ending	4,263	4,336	3,863
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets, beginning	4,473	4,112
Actual return on plan assets	(137)	461
Employer contributions	20	85
Benefits paid	(181)	(174)
Settlements	(205)	(14)
Acquisitions (Divestitures), net	(44)	0
Foreign currency translation and other	2	3
Fair value of plan assets, ending	3,928	4,473	4,112
Net amount recognized in the balance sheet	(335)	137
Noncurrent asset	1	344
Current liability	(11)	(10)
Noncurrent liability	(325)	(197)
Pretax accumulated other comprehensive loss	(1,322)	(961)
Non-U.S. Plans [Member]
Change in projected benefit obligation [Roll Forward]
Projected benefit obligation, beginning	1,330	1,269
Service cost	37	32	31
Interest cost	46	53	46
Actuarial (gain) loss	44	89
Benefits paid	(36)	(36)
Settlements	(25)	(14)
Acquisitions (Divestitures), net	(4)	(28)
Foreign currency translation and other	(144)	(35)
Projected benefit obligation, ending	1,248	1,330	1,269
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets, beginning	988	899
Actual return on plan assets	49	106
Employer contributions	33	45
Benefits paid	(36)	(36)
Settlements	(25)	(14)
Acquisitions (Divestitures), net	(2)	0
Foreign currency translation and other	(72)	(12)
Fair value of plan assets, ending	935	988	$ 899
Net amount recognized in the balance sheet	(313)	(342)
Noncurrent asset	32	33
Current liability	(8)	(8)
Noncurrent liability	(337)	(367)
Pretax accumulated other comprehensive loss	$ (306)	$ (346)